UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            05/14/2012
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       85

Form 13f Information Table Value Total:                 23594203
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   242457  3955900 SH       Sole                  3184900            771000
                                                            407578  6650000 SH       Defined 01            6650000
American International Group I COM              026874784      635    20600 SH       Sole                    20600
American International Group I WTS              026874156     1106   104000 SH       Sole                   104000
Aon Corporation                COM              037389103   806928 16447770 SH       Sole                 13707770           2740000
                                                            512324 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   614499 25466185 SH       Sole                 21288985           4177200
                                                            431442 17879895 SH       Defined 01           17879895
Berkshire Hathaway Inc. Class  COM              084670108      853        7 SH       Sole                        7
Berkshire Hathaway Inc. Class  COM              084670702    16628   204900 SH       Sole                   204900
CEMEX S.A.B. de C.V. ADR       COM              151290889   813836 104875830 SH      Sole                 84631973          20243857
                                                            214563 27649901 SH       Defined 01           27649901
Chesapeake Energy Corporation  COM              165167107  1371020 59172211 SH       Sole                 50270539           8901672
                                                            635103 27410576 SH       Defined 01           27410576
CONSOL Energy Inc.             COM              20854P109    66529  1951000 SH       Sole                  1509000            442000
                                                             81680  2395300 SH       Defined 01            2395300
Dell Inc.                      COM              24702R101  1680888 101288803 SH      Sole                 85603565          15685238
                                                            512420 30878000 SH       Defined 01           30878000
Dillard's Inc.                 COM              254067101     1739    27600 SH       Sole                                      27600
                                                            159189  2526000 SH       Defined 01            2526000
DineEquity Inc                 COM              254423106     6269   126400 SH       Sole                    78000             48400
                                                            147714  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101   977432 19810133 SH       Sole                 16234533           3575600
                                                            526366 10668141 SH       Defined 01           10668141
Everest Re Group Ltd.          COM              G3223R108   344700  3725683 SH       Sole                  2856200            869483
                                                            123514  1335000 SH       Defined 01            1335000
FedEx Corporation              COM              31428X106   693488  7541191 SH       Sole                  6475091           1066100
                                                            434327  4723000 SH       Defined 01            4723000
Franklin Resources Inc.        COM              354613101    62723   505706 SH       Sole                   315900            189806
                                                             80717   650787 SH       Defined 01             650787
General Motors Co              WTS              37045V126      314    28000 SH       Sole                    28000
Ingersoll-Rand PLC             COM              G47791101    48677  1177200 SH       Sole                  1177200
                                                             98413  2380000 SH       Defined 01            2380000
InterContinental Hotels Group  COM              45857P301   367850 15841933 SH       Sole                 14179433           1662500
                                                             30591  1317435 SH       Defined 01            1317435
Lamar Advertising Company      COM              512815101    35538  1096500 SH       Sole                  1035500             61000
                                                            198657  6129500 SH       Defined 01            6129500
Level 3 Communications Inc.    COM              52729N308   632434 24579643 SH       Sole                 21742615           2837028
                                                            514093 19980298 SH       Defined 01           19980298
Liberty Interactive Corporatio COM              53071M104   476444 24957795 SH       Sole                 19878826           5078969
                                                            322106 16873000 SH       Defined 01           16873000
Loews Corporation              COM              540424108   940691 23593965 SH       Sole                 19473965           4120000
                                                            552319 13853000 SH       Defined 01           13853000
Madison Square Garden Company  COM              55826P100     2001    58500 SH       Sole                                      58500
                                                            200733  5869400 SH       Defined 01            5869400
Markel Corporation             COM              570535104   131004   291808 SH       Sole                   228035             63773
                                                            120604   268642 SH       Defined 01             268642
Martin Marietta Materials Inc. COM              573284106   347664  4060070 SH       Sole                  3541270            518800
                                                            168777  1971000 SH       Defined 01            1971000
Murphy Oil Corporation         COM              626717102    21981   390642 SH       Sole                   390642
Potlatch Corporation           COM              737630103     1195    38142 SH       Sole                                      38142
                                                             84272  2688952 SH       Defined 01            2688952
Quicksilver Resources Inc.     COM              74837R104     1235   245000 SH       Sole                                     245000
                                                            115896 22995210 SH       Defined 01           22995210
Republic Services Inc.         COM              760759100     1552    50800 SH       Sole                    50800
Royal Philips Electronics ADR  COM              500472303   418125 20546699 SH       Sole                 17073499           3473200
                                                             66093  3247831 SH       Defined 01            3247831
Saks Incorporated              COM              79377W108    43932  3784000 SH       Sole                  3629000            155000
                                                            157850 13596000 SH       Defined 01           13596000
Scripps Networks Interactive   COM              811065101    11729   240900 SH       Sole                   212900             28000
                                                            134336  2759000 SH       Defined 01            2759000
Service Corporation Internatio COM              817565104   167162 14845680 SH       Sole                 11802780           3042900
                                                            196504 17451523 SH       Defined 01           17451523
Texas Industries Inc.          COM              882491103    23905   682800 SH       Sole                   619300             63500
                                                            262952  7510757 SH       Defined 01            7510757
The Travelers Companies Inc.   COM              89417E109   867765 14658200 SH       Sole                 13070200           1588000
                                                            440353  7438400 SH       Defined 01            7438400
The Washington Post Company    COM              939640108    26186    70096 SH       Sole                    66910              3186
                                                            107962   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   347492 15681029 SH       Sole                 13516252           2164777
                                                            244848 11049100 SH       Defined 01           11049100
Vail Resorts Inc.              COM              91879Q109     1600    37000 SH       Sole                                      37000
                                                            143460  3317000 SH       Defined 01            3317000
Vodafone Group Plc ADR         COM              92857W209    82302  2974419 SH       Sole                  2464419            510000
                                                             45524  1645235 SH       Defined 01            1645235
Vulcan Materials Company       COM              929160109    87723  2052968 SH       Sole                  1534868            518100
                                                            457387 10704110 SH       Defined 01           10704110
Walt Disney Company            COM              254687106   918066 20969988 SH       Sole                 17299688           3670300
                                                            438982 10027000 SH       Defined 01           10027000
Wendy's Company                COM              95058W100    32380  6463000 SH       Sole                  6463000
                                                            139564 27857000 SH       Defined 01           27857000
Willis Group Holdings PLC      COM              G96666105    92819  2653479 SH       Sole                  2103579            549900
                                                            233671  6680143 SH       Defined 01            6680143
CEMEX Convertible Bond 4.875 3 CONV             151290AV5     7093  7500000 PRN      Sole                  7500000
Level 3 Communications Inc. Co CONV             52729NBR0    12730  8000000 PRN      Sole                  8000000